Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Information

A summary of segment information for the six months ended March 31, 2025:

	Foreign language education - QHI -	Foreign language education - RIL -	Professional education and training programs	Other	Total
	US$	US$	US$	US$	US$

Revenue	1,550,559	24,304	3,792,542	-	5,367,405
Segmented loss (profit)	1,893,461	277,201	(562,868)	355,307	1,963,101
Other income					(1,890,840)
Interest income					(2,673)
Loss before income taxes					69,588
Income taxes expense					86,571
Net loss					156,159

A summary of segment information for the six months ended March 31, 2024:

	Foreign language education - QHI -	Foreign language education - RIL -	Professional education and training programs	Other	Total
	US$	US$	US$	US$	US$

Revenue	2,178,611	203,258	1,780,781	-	4,162,650
Segmented loss	2,890,508	192,473	676,298	384,279	4,143,558
Other income					(493,554)
Interest income					(19,948)
Loss before income taxes					3,630,056
Income taxes (recovery)					(113,142)
Net loss					3,516,914